Income Taxes (Tables)	12 Months Ended
Aug. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective and Statutory Income Tax Rates

A reconciliation of the differences between the effective and statutory income tax rates are as follows:

Year Ended August 31, 2021
	Canada		United States		Total

Combined statutory tax rate		26.5%		27.0%

Pretax loss	$(1,102,559)		$(3,359,588)		$(4,462,147)

Expected income tax benefit	(292,178)	-26.5%	(907,089)	-27.0%	(1,199,267)
Stock based compensation	-	0.0%	278,281	8.3%	278,281
Change in valuation allowance	292,178	26.5%	628,808	18.7%	920,986
	$-	0.0%	$-	0.0%	$-	0.0%

Year Ended August 31, 2020
	Canada		United States		Total

Combined statutory tax rate		26.5%		27.0%

Pretax loss	$(232,991)		$(4,682,163)		$(4,915,154)

Expected income tax benefit	(61,743)	-26.5%	(1,264,184)	-27.0%	(1,325,927)
Stock based compensation	-	0.0%	787,869	16.8%	787,869
Change in valuation allowance	61,743	26.5%	476,315	10.2%	538,058
	$-	0.0%	$-	0.0%	$-	0.0%

Schedule of the Deferred Tax Assets

At August 31, 2021 and 2020, the significant components of the deferred tax asset and liability are summarized below:

	2021	2020
Deferred tax asset:
Net operating loss carryforwards	$4,168,876	$2,913,805
Total deferred tax asset	4,168,876	2,913,805
Less: valuation allowance	(4,168,876)	(2,913,805)
Total deferred tax asset	-	-
Deferred tax liability:
Intangible assets	(1,500,372)	-
Total deferred tax liability	(1,500,372)	-
Net deferred tax liability	$(1,500,372)	$-